Subsequent Events (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Nov. 02, 2017	Oct. 25, 2017	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2014
Subsequent Event [Line Items]
Number of Shares, authorized						249,700
Exercise price per share						$ 11.17	$ 3.67
Granted				1,252,200	2,375,080
Granted				$ 11.89	$ 9.30
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Credit facility	$ 20,000,000
Quick ratio	135.00%
Restricted Stock Units
Subsequent Event [Line Items]
Granted				$ 20.38
Minimum | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Unused credit facility fee	0.15%
Maximum | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Unused credit facility fee	0.25%
2017 Equity Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Vesting period		5 years
2017 Equity Incentive Plan | Restricted Stock Units | Subsequent Event
Subsequent Event [Line Items]
Restricted stock units, granted		689,200
Granted		$ 22.27
Value of awards, at grant date		$ 15,300,000
2017 Equity Incentive Plan | Common Stock | Subsequent Event
Subsequent Event [Line Items]
Granted		4,000
Granted		$ 22.27
London Interbank Offered Rate (LIBOR) | Minimum | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Interest rate margin	2.00%
London Interbank Offered Rate (LIBOR) | Maximum | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Interest rate margin	2.50%
Prime Rate | Revolving Credit Facility
Subsequent Event [Line Items]
Interest rate margin			0.75%
Prime Rate | Minimum | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Interest rate margin	1.00%
Prime Rate | Maximum | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Interest rate margin	1.50%